Other non-current assets - Summary of Other Noncurrent Assets (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Miscellaneous non-current assets [abstract]
Bank Deposits	₨ 1,238	$ 19	₨ 91
Site restoration assets	4,705	72	3,859
Claims receivable	646	10	71
Trade receivables	21,485	331	13,540
Others	1,975	30	1,739
Total - Financial	30,049	462	19,300
Deposits with Government Authorities	5,961	91	3,726
Claims and other receivable	7,897	120	11,990
Total - Non Financial	13,858	211	15,716
Other non-current assets	₨ 43,907	$ 673	₨ 35,016